GOING CONCERN (Details Narrative) - USD ($)	11 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2015
Going Concern Details Narrative
Accumulated deficit	$ (2,384,996)		$ (2,020,919)
Net loss	$ (364,077)	$ (69,806)	$ (84,793)